EQUITY (Details Narrative) - USD ($)										1 Months Ended		12 Months Ended
		Jan. 13, 2026	Dec. 11, 2025	Dec. 09, 2025	Jun. 06, 2025	May 30, 2025	Feb. 14, 2025	Jun. 28, 2024	Dec. 29, 2023	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Dec. 23, 2024	Dec. 18, 2023
Class of Stock [Line Items]
Share price															$ 1.25
Proceeds from initial offering														$ 8,047,695
Ordinary shares, dividends declared per share												$ 0	$ 0
2023 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares authorized for issuance				9,850,000													4,400,000
ST Meng Pte Ltd [Member]
Class of Stock [Line Items]
Ownership interest							21.00%					21.00%			21.00%
Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued		272,500	5,450,000		4,774,235	35,296,063
Share price																$ 1
Ordinary shares, par value												$ 0
Ordinary shares, shares issued	[1]									385,420		2,736,435	385,420
Ordinary shares, shares outstanding	[1]									385,420		2,736,435	385,420
Ordinary shares, voting rights												Holders of Class A Ordinary Share are entitled to one (1) vote per share
Ordinary shares, conversion terms												In no event shall Class A Ordinary Share be convertible into Class B Ordinary Share.
Common Class A [Member] | 2023 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares approved and granted		492,500		5,450,000					2,350,000			71,366	71,366
Number of new stock issued		148,634						295,000		327,681	327,681
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Proceeds from initial offering						$ 9,176,098
Common Class A [Member] | ST Meng Pte Ltd [Member]
Class of Stock [Line Items]
Number of shares issued		75,000					1,500,000
Share price							$ 1.25
Common Class A [Member] | Consultant One [Member]
Class of Stock [Line Items]
Share price							$ 0.229
Common Class A [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares issued		2,003,515
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, par value												$ 0
Ordinary shares, shares issued	[1]									14,286		14,286	14,286
Ordinary shares, shares outstanding	[1]									14,286		14,286	14,286
Ordinary shares, voting rights												Holders of Class B Ordinary Share are entitled to eighteen (18) votes per share
Ordinary shares, conversion terms												Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Share. Upon any sale, transfer, assignment or disposition of any Class B Ordinary Share by a holder thereof to any person or entity who is not a Founder or Founder Affiliate, or upon a change of ultimate beneficial ownership of any Class B Ordinary Share to any person who is not a Founder or Founder Affiliate, such Class B Ordinary Share shall be automatically and immediately converted into the same number of Class A Ordinary Share.

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.